Common and Preferred Shares - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions						12 Months Ended
	Nov. 27, 2018 $ / shares	Jun. 08, 2018 CAD ($) $ / shares shares	May 29, 2018 shares	May 01, 2018 CAD ($) $ / shares shares	May 30, 2017 shares	Oct. 31, 2018 CAD ($) $ / Note $ / shares shares	Oct. 31, 2018 USD ($) $ / Note shares	Oct. 31, 2017 CAD ($) $ / shares shares	Oct. 31, 2017 USD ($) shares	Oct. 31, 2016 $ / shares	Oct. 12, 2017 CAD ($)	Oct. 12, 2017 USD ($)
Disclosure of classes of share capital [line items]
Dividend paid | $						$ 3,985		$ 3,668
Dividend paid per share | $ / shares						$ 3.28		$ 3.05		$ 2.88
Quarterly dividend payable declared | $ / shares	$ 0.85
Dividend recorded date	Jan. 02, 2019
Dividend payable date	Jan. 29, 2019
Common shares issued		22,655,000
Shares issued price per share | $ / shares		$ 76.15
Increase to equity | $		$ 1,696
Public offering transaction costs | $		$ 29
Stock issuable on conversion of instruments						1,835,000,000	1,835,000,000	1,757,000,000	1,757,000,000
Floor price of common shares | $ / shares						$ 5.00
Other equity instruments											$ 1,560	$ 1,250
Price per note | $ / Note						1,000	1,000
Interest rate per annum						4.65%
Interest adjusted to three-month LIBOR						2.648%
Conversion rate for outstanding NVCC subordinated						125.00%	125.00%
Conversion price outstanding NVCC subordinated | $ / shares						$ 5.00
Interest paid | $							$ 58		$ 0
NCIB[member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase			24,000,000		24,000,000
Shares repurchased and cancelled, shares			5,980,000		6,250,000
Shares repurchased and cancelled, per share			75.85		76.41
Common shares [member]
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled, shares						8,230,700	8,230,700	14,000,000	14,000,000
Shares repurchased and cancelled, per share						76.77	76.77	72.09	72.09
Shares repurchased and cancelled, value | $						$ 632		$ 1,009
Common shares purchased under private agreement						2,000,000	2,000,000
Jarislowsky Fraser [member]
Disclosure of classes of share capital [line items]
Common shares issued				11,133,141
Shares issued price per share | $ / shares				$ 78.86
Increase to equity | $				$ 878